UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund:  BlackRock Global Opportunities Equity Trust (BOE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.2%
Anheuser-Busch InBev NV	102,759	$12,553,543
Canada — 1.0%
Enbridge, Inc. (a)	123,700	5,962,564
MEG Energy Corp. (a)(b)	284,600	4,597,462

		10,560,026
China — 2.7%
Alibaba Group Holding — ADR (a)(b)	93,770	7,805,415
Baidu, Inc. — ADR (a)(b)	45,400	9,461,360
Beijing Enterprises Water Group Ltd.	10,104,000	6,870,768
China Construction Bank Corp., Class H	6,466,000	5,366,697

		29,504,240
France — 4.2%
AXA SA	295,500	7,437,464
Schneider Electric SE	113,800	8,855,743
Societe Generale SA	152,601	7,367,856
Unibail-Rodamco SE — REIT	43,000	11,611,508
Vivendi SA	418,850	10,399,079

		45,671,650
Germany — 3.4%
Daimler AG	125,400	12,042,708
Henkel AG & Co. KGaA	78,464	9,216,450
Infineon Technologies AG	639,584	7,609,057
Telefonica Deutschland Holding AG	1,359,400	7,817,100

		36,685,315
Hong Kong — 1.4%
AIA Group Ltd.	2,373,300	14,900,730
India — 2.0%
Bharti Infratel Ltd.	585,144	3,599,807
HDFC Bank Ltd.	521,072	10,020,399
ITC Ltd.	1,419,900	7,393,180

		21,013,386
Indonesia — 1.1%
Global Mediacom Tbk PT	32,923,100	4,400,020
Matahari Department Store Tbk PT	4,651,623	6,995,180

		11,395,200
Ireland — 1.7%
Green REIT PLC	4,981,061	8,762,194
Shire PLC — ADR (a)	40,200	9,619,458

		18,381,652
Italy — 1.2%
Banca Generali SpA (a)	291,290	9,133,518
Moncler SpA (a)	219,800	3,684,797

		12,818,315
Japan — 5.1%
FANUC Corp.	38,000	8,295,925
Mitsubishi Estate Co. Ltd.	437,000	10,134,890
Nabtesco Corp.	317,300	9,166,552

Common Stocks	Shares	Value
Japan (concluded)
Nintendo Co. Ltd.	25,200	$3,697,467
Shinsei Bank Ltd.	4,906,000	9,754,791
SMC Corp.	20,700	6,163,711
SoftBank Corp.	135,600	7,897,269

		55,110,605
Mexico — 0.4%
Cemex SAB de CV — ADR (b)	448,192	4,244,378
Netherlands — 2.0%
Koninklijke Philips NV	173,700	4,927,844
Royal Dutch Shell PLC, A Shares — ADR (a)	285,200	17,012,180

		21,940,024
New Zealand — 0.6%
Xero Ltd. (Acquired 10/15/13, Cost $5,317,368) (b)(c)	350,000	6,280,127
Norway — 0.5%
Statoil ASA	331,100	5,854,315
Peru — 0.5%
Credicorp Ltd. (a)	40,200	5,653,326
South Africa — 0.8%
Naspers Ltd., N Shares	57,900	8,881,340
South Korea — 1.7%
Samsung Electronics Co. Ltd.	8,100	10,503,702
SK Hynix, Inc.	194,600	7,948,754

		18,452,456
Spain — 1.4%
NH Hotel Group SA (b)	1,556,849	8,501,028
Sacyr SA (b)	1,563,542	6,560,975

		15,062,003
Sweden — 0.6%
Nordea Bank AB	564,158	6,871,714
Switzerland — 2.7%
Novartis AG	127,300	12,564,572
Roche Holding AG	32,170	8,840,062
UBS Group AG	417,149	7,863,933

		29,268,567
Taiwan — 1.0%
Hermes Microvision, Inc.	76,042	4,374,850
Largan Precision Co. Ltd.	69,000	5,942,953

		10,317,803
United Kingdom — 9.1%
AstraZeneca PLC	192,500	13,208,996
BAE Systems PLC	732,300	5,674,980
BP PLC	1,149,900	7,453,808
Crest Nicholson Holdings PLC	1,194,302	7,520,814
Delphi Automotive PLC (a)	132,200	10,541,628
Diageo PLC	299,500	8,276,447

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwan Dollar
CHF	Swiss Franc	KRW	Korean Won	USD	U.S. Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	REIT	Real Estate Investment Trust

MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Lloyds Banking Group PLC	5,351,200	$6,202,750
Metro Bank PLC (Acquired 1/16/14, Cost $5,768,771) (b)(c)	271,008	5,334,692
Nomad Holdings Ltd. (b)	556,597	6,261,716
Prudential PLC	348,100	8,638,218
SABMiller PLC	158,300	8,291,999
Vodafone Group PLC — ADR (a)	304,640	9,955,635

		97,361,683
United States — 51.1%
Abbott Laboratories (a)(d)	258,500	11,976,305
Actavis PLC (a)(b)	46,600	13,869,092
Adobe Systems, Inc. (a)(b)	97,500	7,209,150
Altria Group, Inc. (a)	236,900	11,849,738
Amazon.Com, Inc. (a)(b)	14,400	5,358,240
American Airlines Group, Inc. (a)	195,500	10,318,490
Apple, Inc. (a)(d)	203,388	25,307,569
Applied Materials, Inc. (a)	256,900	5,795,664
Aramark	302,600	9,571,238
Autodesk, Inc. (a)(b)	140,700	8,250,648
BankUnited, Inc.	394,083	12,902,278
Becton Dickinson and Co. (a)	45,100	6,475,909
Best Buy Co., Inc. (a)	182,480	6,895,919
Boston Scientific Corp. (b)	397,100	7,048,525
Bristol-Myers Squibb Co. (a)	170,600	11,003,700
Charles River Laboratories International, Inc. (a)(b)	138,500	10,981,665
Citigroup, Inc. (a)(d)	398,200	20,515,264
Comcast Corp., Class A (a)(d)	217,900	12,304,813
Concho Resources, Inc. (a)(b)	62,900	7,291,368
Crown Holdings, Inc. (a)(b)	185,200	10,004,504
Discover Financial Services (a)	179,500	10,114,825
Eastman Chemical Co.	103,000	7,133,780
Eli Lilly & Co. (a)	93,700	6,807,305
EOG Resources, Inc. (a)	84,500	7,747,805
Facebook, Inc., Class A (a)(b)	137,860	11,334,160
Finisar Corp. (a)(b)	251,300	5,362,742
Google, Inc., Class A (a)(b)(d)	23,139	12,835,203
Google, Inc., Class C (a)(b)	23,439	12,844,572
The Hain Celestial Group, Inc. (a)(b)	227,582	14,576,627
The Hartford Financial Services Group, Inc. (a)	375,100	15,686,682
Hortonworks, Inc. (b)	83,025	1,979,316
Hortonworks, Inc. (Acquired 3/21/14, Cost $10,245,987) (b)(c)	420,362	9,520,359
Inovalon Holdings, Inc., Class A (b)	161,300	4,872,873
JDS Uniphase Corp. (a)(b)	401,600	5,268,992
Kennedy-Wilson Holdings, Inc.	452,749	11,834,859
Kinder Morgan, Inc. (a)	273,700	11,511,822
Las Vegas Sands Corp. (a)	76,400	4,205,056
LendingClub Corp. (a)(b)	121,500	2,387,475
LendingClub Corp. (Acquired 12/11/14, Cost $3,435,401) (c)	337,756	6,305,060
Lowe’s Cos., Inc. (a)	144,000	10,712,160
Macquarie Infrastructure Co. LLC (a)	84,000	6,912,360
MasterCard, Inc., Class A (a)(d)	121,600	10,505,024
Medtronic PLC (a)	88,285	6,885,347
Merck & Co., Inc. (a)	170,400	9,794,592
Mondelez International, Inc., Class A (a)	344,700	12,440,223

Common Stocks	Shares	Value
United States (concluded)
New Relic Inc. (Acquired 4/15/14, Cost $7,078,515) (b)(c)	249,772	$8,233,734
New Relic, Inc. (b)	48,000	1,665,600
Platform Specialty Products Corp. (b)	438,533	11,252,757
Public Service Enterprise Group, Inc.	204,100	8,555,872
Ralph Lauren Corp. (a)	35,000	4,602,500
Roper Industries, Inc. (a)	85,400	14,688,800
Samsonite International SA	2,233,700	7,772,612
Sensata Technologies Holding NV (a)(b)	77,400	4,446,630
St. Jude Medical, Inc.	85,600	5,598,240
Strategic Growth Bancorp. (Acquired 3/10/14, Cost $5,461,691) (b)(c)	438,690	4,641,340
U.S. Silica Holdings, Inc. (a)(e)	133,200	4,743,252
United Parcel Service, Class B	89,400	8,666,436
United Rentals, Inc. (a)(b)	44,549	4,061,087
UnitedHealth Group, Inc. (a)	58,900	6,967,281
Valeant Pharmaceuticals International, Inc. (a)(b)	52,900	10,506,998
WisdomTree Investments, Inc. (a)	418,700	8,985,302

		549,897,739
Total Common Stocks — 97.4%		1,048,680,137

Investment Companies
United Kingdom — 0.5%
Kennedy Wilson Europe Real Estate PLC	302,475	4,931,097

Preferred Stocks
India — 0.4%
Snapdeal.com, Series F (Acquired 5/7/14, Cost $1,888,464), 0.00% (b)(c)	266	3,178,864
Snapdeal.com, Series G (Acquired 10/29/14, Cost $741,913), 0.00% (b)(c)	88	1,051,654

		4,230,518
United States — 1.2%
Palantir Technologies, Inc., Series I (Acquired 2/7/14, Cost $3,118,944), 0.00% (b)(c)	508,800	4,523,232
Uber Technologies, Inc., Series D (Acquired 6/6/14, Cost $3,845,800), 0.00% (b)(c)	247,908	8,421,485

		12,944,717
Total Preferred Stocks — 1.6%		17,175,235

Warrants (f)
United Kingdom — 0.0%
Nomad Holdings Ltd., Expires 4/18/17	556,597	225,422
Total Long Term Investments (Cost — $916,470,914) — 99.5%		1,071,011,891

2	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (g)(h)	15,028,394	$15,028,394

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (g)(h)(i)	$1,910	1,910,052
Total Short-Term Securities (Cost — $16,938,446) — 1.6%		16,938,446
Total Investments Before Options Written (Cost — $933,409,360*) — 101.1%		1,087,950,337

Options Written	Value
(Premiums Received — $11,693,388) — (1.1)%	$(12,022,334)
Total Investments Net of Options Written — 100.0%	1,075,928,003
Other Assets Less Liabilities — 0.0%	409,300

Net Assets — 100.0%	$1,076,337,303

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$941,121,634

Gross unrealized appreciation	$176,889,283
Gross unrealized depreciation	(30,060,580)

Net unrealized appreciation	$146,828,703

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Restricted securities as to resale. As of March 31, 2015 the Trust held 5.3% of its net assets, with current market value of $57,490,547 and original cost of $46,902,854, in these securities.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Security, or a portion of security, is on loan.

(f)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g)	Represents the current yield as of report date.

(h)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,932,752	9,095,642	15,028,394	$1,928
BlackRock Liquidity Series, LLC Money Market Series	$1,401,820	$508,232	$1,910,052	$11,183

(i)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Alibaba Group Holding — ADR	Call	USD	88.00	4/02/15	237	$(474)
Baidu, Inc. — ADR	Call	USD	212.50	4/02/15	110	(3,245)
Citigroup, Inc.	Call	USD	53.00	4/02/15	405	(608)
EOG Resources, Inc.	Call	USD	95.00	4/02/15	214	(1,498)
Kinder Morgan, Inc.	Call	USD	42.00	4/02/15	570	(13,395)
Medtronic PLC	Call	USD	78.00	4/02/15	236	(10,148)
Merck & Co., Inc.	Call	USD	59.50	4/02/15	647	(1,941)
Actavis PLC	Call	USD	290.00	4/06/15	282	(242,520)
Facebook, Inc., Class A	Call	USD	78.00	4/06/15	99	(42,570)
Alibaba Group Holding — ADR	Call	USD	88.00	4/10/15	237	(2,607)
Altria Group, Inc.	Call	USD	55.50	4/10/15	348	(3,480)
American Airlines Group, Inc.	Call	USD	53.00	4/10/15	540	(60,210)
Apple, Inc.	Call	USD	127.00	4/10/15	188	(16,732)

MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

As of March 31, 2015, exchange-traded options written were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Apple, Inc.	Call	USD	133.00	4/10/15	368	$(3,128)
Applied Materials, Inc.	Call	USD	25.00	4/10/15	415	(4,980)
Comcast Corp., Class A	Call	USD	59.50	4/10/15	554	(21,052)
Discover Financial Services	Call	USD	59.50	4/10/15	227	(3,405)
Discover Financial Services	Call	USD	60.50	4/10/15	228	(3,420)
EOG Resources, Inc.	Call	USD	92.50	4/10/15	159	(17,331)
Facebook, Inc., Class A	Call	USD	82.50	4/10/15	224	(23,184)
Google, Inc., Class A	Call	USD	585.00	4/10/15	23	(632)
The Hartford Financial Services Group, Inc.	Call	USD	41.50	4/10/15	1,333	(91,977)
Medtronic PLC	Call	USD	79.00	4/10/15	211	(9,390)
United Rentals, Inc.	Call	USD	93.50	4/10/15	107	(6,688)
Abbott Laboratories	Call	USD	48.00	4/17/15	245	(2,695)
Altria Group, Inc.	Call	USD	52.50	4/17/15	385	(4,428)
Apple, Inc.	Call	USD	120.00	4/17/15	188	(103,870)
Applied Materials, Inc.	Call	USD	26.00	4/17/15	455	(3,640)
Autodesk, Inc.	Call	USD	62.50	4/17/15	643	(16,397)
Banca Generali SpA	Call	EUR	27.00	4/17/15	710	(171,450)
Banca Generali SpA	Call	EUR	28.00	4/17/15	100	(13,869)
Becton Dickinson and Co.	Call	USD	150.00	4/17/15	228	(6,840)
Citigroup, Inc.	Call	USD	52.50	4/17/15	745	(46,190)
Citigroup, Inc.	Call	USD	55.00	4/17/15	698	(6,980)
Concho Resources, Inc.	Call	USD	124.50	4/17/15	182	(12,183)
Credicorp Ltd.	Call	USD	140.00	4/17/15	102	(27,795)
Crown Holdings, Inc.	Call	USD	55.00	4/17/15	169	(13,520)
Delphi Automotive PLC	Call	USD	78.05	4/17/15	670	(176,920)
Discover Financial Services	Call	USD	60.00	4/17/15	341	(5,115)
Eli Lilly & Co.	Call	USD	77.50	4/17/15	355	(3,195)
Finisar Corp.	Call	USD	23.00	4/17/15	220	(3,850)
Google, Inc., Class A	Call	USD	570.00	4/17/15	47	(30,080)
Google, Inc., Class C	Call	USD	545.00	4/17/15	67	(96,145)
The Hain Celestial Group, Inc.	Call	USD	65.00	4/17/15	490	(42,875)
JDS Uniphase Corp.	Call	USD	14.00	4/17/15	358	(2,685)
Kinder Morgan, Inc.	Call	USD	42.50	4/17/15	405	(16,200)
Las Vegas Sands Corp.	Call	USD	57.50	4/17/15	94	(5,311)
LendingClub Corp.	Call	USD	21.00	4/17/15	100	(3,250)
LendingClub Corp.	Call	USD	29.00	4/17/15	203	(2,030)
Macquarie Infrastructure Co. LLC	Call	USD	80.00	4/17/15	210	(54,600)
Macquarie Infrastructure Co. LLC	Call	USD	85.00	4/17/15	210	(5,775)
MasterCard, Inc., Class A	Call	USD	90.00	4/17/15	203	(5,988)
MEG Energy Corp.	Call	CAD	28.00	4/17/15	300	(1,421)
Merck & Co., Inc.	Call	USD	60.00	4/17/15	80	(1,080)
Moncler SpA	Call	EUR	15.50	4/17/15	111	(19,521)
Mondelez International, Inc., Class A	Call	USD	35.00	4/17/15	862	(118,094)
Mondelez International, Inc., Class A	Call	USD	36.00	4/17/15	862	(64,219)
Ralph Lauren Corp.	Call	USD	135.00	4/17/15	175	(13,125)
Roper Industries, Inc.	Call	USD	168.00	4/17/15	190	(89,702)
Royal Dutch Shell PLC, A Shares — ADR	Call	USD	62.50	4/17/15	550	(13,750)
Royal Dutch Shell PLC, A Shares — ADR	Call	USD	67.50	4/17/15	400	(6,000)
Sensata Technologies Holding NV	Call	USD	55.00	4/17/15	387	(101,588)
Shire PLC — ADR	Call	USD	250.00	4/17/15	220	(70,400)
U.S. Silica Holdings, Inc.	Call	USD	33.00	4/17/15	666	(209,790)
United Rentals, Inc.	Call	USD	94.00	4/17/15	115	(13,512)
Valeant Pharmaceuticals International, Inc.	Call	USD	200.00	4/17/15	134	(62,310)
Vodafone Group PLC — ADR	Call	USD	34.00	4/17/15	375	(6,938)
WisdomTree Investments, Inc.	Call	USD	19.01	4/17/15	340	(85,477)
Adobe Systems, Inc.	Call	USD	77.85	4/23/15	244	(6,179)
Altria Group, Inc.	Call	USD	52.00	4/24/15	333	(10,823)
American Airlines Group, Inc.	Call	USD	52.50	4/24/15	438	(102,492)
Comcast Corp., Class A	Call	USD	60.00	4/24/15	742	(22,631)
Eli Lilly & Co.	Call	USD	77.00	4/24/15	113	(2,938)
Merck & Co., Inc.	Call	USD	58.50	4/24/15	125	(7,312)
Valeant Pharmaceuticals International, Inc.	Call	USD	202.50	4/24/15	134	(73,030)
Crown Holdings, Inc.	Call	USD	52.55	4/27/15	335	(72,346)

4	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

As of March 31, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Lowe’s Cos., Inc.	Call	USD	72.30	4/27/15	365	$(102,327)
Altria Group, Inc.	Call	USD	52.00	5/01/15	334	(13,694)
Amazon.Com, Inc.	Call	USD	375.00	5/01/15	36	(55,350)
Apple, Inc.	Call	USD	133.00	5/01/15	273	(45,591)
Baidu, Inc. — ADR	Call	USD	220.00	5/01/15	117	(42,412)
Bristol-Myers Squibb Co.	Call	USD	69.50	5/01/15	145	(5,582)
Citigroup, Inc.	Call	USD	54.00	5/01/15	143	(5,934)
EOG Resources, Inc.	Call	USD	95.00	5/01/15	50	(7,200)
Google, Inc., Class C	Call	USD	557.50	5/01/15	52	(59,800)
The Hartford Financial Services Group, Inc.	Call	USD	43.50	5/01/15	543	(18,191)
Kinder Morgan, Inc.	Call	USD	42.00	5/01/15	400	(30,800)
MasterCard, Inc., Class A	Call	USD	90.00	5/01/15	405	(40,298)
Vodafone Group PLC — ADR	Call	USD	34.50	5/01/15	375	(7,875)
Applied Materials, Inc.	Call	USD	23.50	5/08/15	415	(32,163)
Bristol-Myers Squibb Co.	Call	USD	66.00	5/08/15	358	(40,454)
Facebook, Inc., Class A	Call	USD	83.50	5/08/15	105	(30,555)
Lowe’s Cos., Inc.	Call	USD	72.30	5/12/15	365	(116,275)
Abbott Laboratories	Call	USD	47.60	5/15/15	1,048	(62,034)
Adobe Systems, Inc.	Call	USD	77.85	5/15/15	244	(15,407)
Amazon.Com, Inc.	Call	USD	375.00	5/15/15	36	(60,390)
Banca Generali SpA	Call	EUR	29.00	5/15/15	100	(9,382)
Best Buy Co., Inc.	Call	USD	41.49	5/15/15	460	(12,880)
Bristol-Myers Squibb Co.	Call	USD	65.00	5/15/15	360	(62,640)
Charles River Laboratories International, Inc.	Call	USD	80.00	5/15/15	400	(83,000)
Concho Resources, Inc.	Call	USD	115.00	5/15/15	132	(91,080)
Enbridge, Inc.	Call	CAD	62.00	5/15/15	310	(37,204)
Enbridge, Inc.	Call	CAD	64.00	5/15/15	309	(18,908)
Facebook, Inc., Class A	Call	USD	85.00	5/15/15	255	(62,858)
Google, Inc., Class A	Call	USD	570.00	5/15/15	47	(54,755)
Las Vegas Sands Corp.	Call	USD	60.00	5/15/15	94	(6,815)
LendingClub Corp.	Call	USD	24.00	5/15/15	202	(5,555)
MEG Energy Corp.	Call	CAD	24.00	5/15/15	280	(14,259)
Moncler SpA	Call	EUR	16.00	5/15/15	111	(22,317)
Roper Industries, Inc.	Call	USD	175.00	5/15/15	241	(80,735)
UnitedHealth Group, Inc.	Call	USD	121.00	6/01/15	300	(95,939)
Las Vegas Sands Corp.	Call	USD	60.00	6/19/15	94	(11,045)
Total						$(4,104,873)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	28.07	4/02/15	48,000	$—
The Hain Celestial Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	59.28	4/06/15	66,100	(315,582)
JDS Uniphase Corp.	Citibank N.A.	Call	USD	13.78	4/06/15	165,000	(3,041)
Platform Specialty Products Corp.	Citibank N.A.	Call	USD	26.84	4/06/15	26,000	(2,649)
Crown Holdings, Inc.	Deutsche Bank AG	Call	USD	51.87	4/07/15	42,200	(92,772)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	28.11	4/07/15	24,200	(138)
Platform Specialty Products Corp.	Goldman Sachs International	Call	USD	26.30	4/07/15	60,000	(15,115)
Public Service Enterprise Group, Inc.	Credit Suisse International	Call	USD	40.84	4/07/15	20,600	(25,285)
Henkel AG & Co. KGaA	JPMorgan Chase Bank N.A.	Call	EUR	104.42	4/08/15	24,600	(133,173)
Henkel AG & Co. KGaA	Morgan Stanley & Co. International PLC	Call	EUR	107.40	4/08/15	14,700	(40,019)
Hortonworks, Inc.	Goldman Sachs International	Call	USD	24.94	4/08/15	21,000	(8,357)
Largan Precision Co. Ltd.	Citibank N.A.	Call	TWD	2,760.49	4/08/15	35,000	(29,650)
Mitsubishi Estate Co. Ltd.	Goldman Sachs International	Call	JPY	2,809.01	4/08/15	122,000	(47,177)
Naspers Ltd., N Shares	Bank of America N.A.	Call	ZAR	1,726.74	4/08/15	29,300	(370,037)
Prudential PLC	Deutsche Bank AG	Call	GBP	16.37	4/08/15	97,000	(54,535)
SMC Corp.	JPMorgan Chase Bank N.A.	Call	JPY	33,516.85	4/08/15	10,500	(197,564)
SoftBank Corp.	Goldman Sachs International	Call	JPY	7,193.45	4/08/15	37,000	(11,110)
Telefonica Deutschland Holding AG	Bank of America N.A.	Call	EUR	4.97	4/08/15	252,800	(102,558)
Anheuser-Busch InBev NV	Bank of America N.A.	Call	EUR	113.98	4/09/15	35,400	(53,842)

MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

As of March 31, 2015, over-the-counter options written were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	109.94	4/09/15	39,000	$(174,559)
BankUnited, Inc.	Deutsche Bank AG	Call	USD	33.55	4/09/15	65,000	(4,468)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.50	4/09/15	27,500	(515)
Infineon Technologies AG	Goldman Sachs International	Call	EUR	9.65	4/09/15	324,000	(496,036)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	4.46	4/09/15	75,000	(49,932)
Royal Dutch Shell PLC, A Shares — ADR	Deutsche Bank AG	Call	USD	67.48	4/09/15	92,000	(1)
WisdomTree Investments, Inc.	Deutsche Bank AG	Call	USD	17.65	4/09/15	100,000	(381,090)
Aramark	Deutsche Bank AG	Call	USD	32.76	4/10/15	52,100	(6,573)
Finisar Corp.	Goldman Sachs International	Call	USD	21.81	4/10/15	52,000	(16,582)
Platform Specialty Products Corp.	Citibank N.A.	Call	USD	27.10	4/13/15	26,000	(5,333)
AstraZeneca PLC	UBS AG	Call	GBP	45.15	4/14/15	67,400	(136,930)
Hortonworks, Inc.	UBS AG	Call	USD	23.42	4/14/15	21,000	(27,172)
Lloyds Banking Group PLC	Goldman Sachs International	Call	GBP	0.76	4/14/15	450,000	(17,437)
New Relic, Inc.	Credit Suisse International	Call	USD	36.98	4/14/15	24,400	(12,530)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.62	4/14/15	76,000	(39,115)
Roche Holding AG	Bank of America N.A.	Call	CHF	262.94	4/14/15	7,300	(48,086)
Statoil ASA	Bank of America N.A.	Call	NOK	145.42	4/14/15	93,000	(37,555)
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.35	4/15/15	1,862,000	(14,351)
Hermes Microvision, Inc.	Citibank N.A.	Call	TWD	1,674.75	4/15/15	20,000	(88,714)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,237.05	4/15/15	63,900	(123,447)
Platform Specialty Products Corp.	Citibank N.A.	Call	USD	21.81	4/15/15	60,000	(236,279)
Prudential PLC	Bank of America N.A.	Call	GBP	16.38	4/15/15	79,100	(52,183)
Samsonite International SA	Goldman Sachs International	Call	HKD	26.31	4/15/15	457,500	(60,435)
Samsung Electronics Co. Ltd.	UBS AG	Call	KRW	1,432,180.00	4/15/15	3,500	(105,954)
UBS Group AG	UBS AG	Call	CHF	17.00	4/15/15	211,000	(282,191)
BankUnited, Inc.	Deutsche Bank AG	Call	USD	33.78	4/16/15	66,000	(6,461)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.50	4/16/15	27,500	(1,241)
Inovalon Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	31.31	4/16/15	27,000	(22,854)
Kennedy-Wilson Holdings, Inc.	Goldman Sachs International	Call	USD	27.37	4/16/15	25,400	(3,552)
Vivendi SA	Bank of America N.A.	Call	EUR	22.27	4/20/15	205,600	(215,038)
Finisar Corp.	Goldman Sachs International	Call	USD	21.81	4/22/15	52,000	(29,111)
Inovalon Holdings, Inc., Class A	Goldman Sachs International	Call	USD	28.53	4/22/15	26,600	(65,979)
Lloyds Banking Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	0.80	4/22/15	757,500	(3,030)
Samsung Electronics Co. Ltd.	Goldman Sachs International	Call	KRW	1,488,740.00	4/22/15	600	(9,028)
SK Hynix, Inc.	Citibank N.A.	Call	KRW	44,454.25	4/22/15	97,300	(171,388)
AIA Group Ltd.	Citibank N.A.	Call	HKD	48.04	4/23/15	335,000	(55,985)
China Construction Bank Corp., Class H	Citibank N.A.	Call	HKD	6.28	4/23/15	1,597,000	(45,249)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,348.15	4/23/15	34,800	(43,682)
Novartis AG	UBS AG	Call	CHF	97.72	4/23/15	55,300	(48,034)
Sacyr SA	Deutsche Bank AG	Call	EUR	4.13	4/23/15	396,000	(14,166)
Shinsei Bank Ltd.	UBS AG	Call	JPY	249.90	4/23/15	993,000	(25,249)
SoftBank Corp.	Morgan Stanley & Co. International PLC	Call	JPY	6,987.18	4/23/15	30,800	(45,530)
Koninklijke Philips NV	Deutsche Bank AG	Call	EUR	26.49	4/27/15	40,000	(23,354)
Public Service Enterprise Group, Inc.	Credit Suisse International	Call	USD	43.16	4/27/15	20,600	(11,060)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	47.78	4/28/15	28,900	(16,424)
Nordea Bank AB	Goldman Sachs International	Call	SEK	117.71	4/28/15	165,000	(1,954)
Unibail-Rodamco SE — REIT	Goldman Sachs International	Call	EUR	260.85	4/28/15	15,000	(39,699)
Inovalon Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	31.92	4/29/15	27,000	(28,822)
NH Hotel Group SA	Goldman Sachs International	Call	EUR	4.79	4/29/15	100,000	(41,696)
Platform Specialty Products Corp.	UBS AG	Call	USD	27.43	4/29/15	47,000	(18,690)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	89.59	4/30/15	31,300	(42,374)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	26.58	4/30/15	31,000	(16,526)
Koninklijke Philips NV	Deutsche Bank AG	Call	EUR	27.70	4/30/15	46,000	(11,456)
NH Hotel Group SA	Morgan Stanley & Co. International PLC	Call	EUR	4.77	4/30/15	180,000	(78,886)
Public Service Enterprise Group, Inc.	Deutsche Bank AG	Call	USD	42.18	4/30/15	50,900	(54,121)
Statoil ASA	Morgan Stanley & Co. International PLC	Call	NOK	144.83	4/30/15	39,000	(26,158)
Unibail-Rodamco SE — REIT	Deutsche Bank AG	Call	EUR	257.00	4/30/15	6,800	(27,672)
AIA Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	47.81	5/04/15	460,200	(102,894)

6	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

As of March 31, 2015, over-the-counter options written were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Charles River Laboratories International, Inc.	Morgan Stanley & Co. International PLC	Call	USD	76.80	5/04/15	31,500	$(122,812)
Boston Scientific Corp.	Citibank N.A.	Call	USD	18.26	5/05/15	154,000	(60,470)
Boston Scientific Corp.	Goldman Sachs International	Call	USD	18.17	5/05/15	44,000	(18,756)
Nordea Bank AB	JPMorgan Chase Bank N.A.	Call	SEK	110.55	5/05/15	118,000	(10,137)
Schneider Electric SE	Morgan Stanley & Co. International PLC	Call	EUR	70.53	5/05/15	56,500	(139,248)
St. Jude Medical, Inc.	Citibank N.A.	Call	USD	66.67	5/05/15	42,800	(62,019)
Vodafone Group PLC — ADR	UBS AG	Call	USD	35.91	5/05/15	39,300	(3,085)
AXA SA	Morgan Stanley & Co. International PLC	Call	EUR	23.56	5/06/15	73,900	(47,043)
BAE Systems PLC	Deutsche Bank AG	Call	GBP	5.29	5/06/15	365,000	(25,513)
Beijing Enterprises Water Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	4.94	5/06/15	900,000	(41,901)
BP PLC	Bank of America N.A.	Call	GBP	4.51	5/06/15	574,900	(57,812)
Crest Nicholson Holdings PLC	Goldman Sachs International	Call	GBP	4.19	5/06/15	85,000	(23,824)
Diageo PLC	Goldman Sachs International	Call	GBP	19.40	5/06/15	150,000	(40,763)
Hermes Microvision, Inc.	Citibank N.A.	Call	TWD	1,890.05	5/06/15	18,000	(25,164)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.10	5/06/15	12,500	(1,793)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	4.71	5/06/15	82,400	(41,775)
Novartis AG	UBS AG	Call	CHF	99.23	5/06/15	8,400	(7,053)
Public Service Enterprise Group, Inc.	Goldman Sachs International	Call	USD	42.04	5/06/15	10,000	(12,985)
Roche Holding AG	UBS AG	Call	CHF	263.07	5/06/15	8,800	(74,508)
Samsonite International SA	UBS AG	Call	HKD	26.05	5/06/15	96,500	(18,879)
Telefonica Deutschland Holding AG	Goldman Sachs International	Call	EUR	5.23	5/06/15	171,900	(44,056)
Societe Generale SA	JPMorgan Chase Bank N.A.	Call	EUR	42.64	5/07/15	76,400	(260,178)
WisdomTree Investments, Inc.	Deutsche Bank AG	Call	USD	21.59	5/07/15	80,000	(139,009)
Lloyds Banking Group PLC	UBS AG	Call	GBP	0.79	5/08/15	1,468,000	(31,008)
Nintendo Co. Ltd.	BNP Paribas S.A.	Call	JPY	18,952.50	5/08/15	12,600	(60,061)
Aramark	UBS AG	Call	USD	32.65	5/11/15	98,000	(56,712)
Daimler AG	Goldman Sachs International	Call	EUR	89.59	5/12/15	31,300	(65,201)
Green REIT PLC	Goldman Sachs International	Call	EUR	1.65	5/12/15	183,000	(8,079)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.10	5/12/15	12,500	(2,017)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	26.97	5/12/15	20,700	(10,773)
AIA Group Ltd.	Goldman Sachs International	Call	HKD	47.24	5/13/15	477,000	(120,559)
AXA SA	UBS AG	Call	EUR	23.56	5/13/15	73,900	(17,616)
Beijing Enterprises Water Group Ltd.	Goldman Sachs International	Call	HKD	5.00	5/13/15	900,000	(37,155)
Crest Nicholson Holdings PLC	UBS AG	Call	GBP	4.34	5/13/15	80,000	(16,051)
NH Hotel Group SA	UBS AG	Call	EUR	4.77	5/13/15	50,000	(23,859)
Sacyr SA	Deutsche Bank AG	Call	EUR	4.13	5/13/15	396,000	(35,150)
Samsonite International SA	UBS AG	Call	HKD	26.05	5/13/15	96,500	(19,741)
Statoil ASA	Bank of America N.A.	Call	NOK	144.38	5/13/15	35,000	(18,721)
Telefonica Deutschland Holding AG	Bank of America N.A.	Call	EUR	5.43	5/15/15	255,000	(31,501)
SABMiller PLC	Goldman Sachs International	Call	GBP	35.84	5/18/15	79,000	(142,405)
NH Hotel Group SA	UBS AG	Call	EUR	4.77	5/19/15	50,000	(24,711)
China Construction Bank Corp., Class H	UBS AG	Call	HKD	6.54	5/20/15	1,636,000	(29,626)
Crest Nicholson Holdings PLC	Goldman Sachs International	Call	GBP	4.36	5/20/15	75,000	(14,307)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.00	5/20/15	25,000	(6,989)
Kennedy Wilson Europe Real Estate PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.10	5/20/15	12,500	(2,303)
Mitsubishi Estate Co. Ltd.	UBS AG	Call	JPY	2,814.87	5/20/15	97,000	(74,158)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,514.80	5/20/15	30,000	(26,636)
Samsonite International SA	UBS AG	Call	HKD	27.09	5/20/15	233,100	(33,652)
Shinsei Bank Ltd.	UBS AG	Call	JPY	240.20	5/20/15	730,000	(57,606)
Crest Nicholson Holdings PLC	UBS AG	Call	GBP	4.53	5/21/15	80,000	(10,609)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	25.99	5/21/15	35,000	(37,036)
FANUC Corp.	UBS AG	Call	JPY	26,512.50	5/27/15	19,000	(168,004)
Nabtesco Corp.	Morgan Stanley & Co. International PLC	Call	JPY	3,514.80	5/27/15	30,000	(28,813)

MARCH 31, 2015	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

As of March 31, 2015, over-the-counter options written as were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Samsonite International SA	UBS AG	Call	HKD	27.09	5/27/15	233,100	$(35,694)
NH Hotel Group SA	Morgan Stanley & Co. International PLC	Call	EUR	5.40	5/28/15	50,000	(8,970)
Kennedy-Wilson Holdings, Inc.	Citibank N.A.	Call	USD	26.94	6/02/15	42,000	(26,880)
NH Hotel Group SA	Bank of America N.A.	Call	EUR	5.17	6/03/15	115,000	(25,651)
Shinsei Bank Ltd.	UBS AG	Call	JPY	241.39	6/03/15	730,000	(62,989)
Total							$(7,917,461)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets and liabilities or the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$12,553,543	—	$12,553,543
Canada	$10,560,026	—	—	10,560,026
China	17,266,775	12,237,465	—	29,504,240
France	—	45,671,650	—	45,671,650
Germany	—	36,685,315	—	36,685,315
Hong Kong	—	14,900,730	—	14,900,730
India	10,992,987	10,020,399	—	21,013,386
Indonesia	—	11,395,200	—	11,395,200
Ireland	18,381,652	—	—	18,381,652
Italy	—	12,818,315	—	12,818,315
Japan	—	55,110,605	—	55,110,605
Mexico	4,244,378	—	—	4,244,378
Netherlands	17,012,180	4,927,844	—	21,940,024
New Zealand	—	6,280,127	—	6,280,127
Norway	—	5,854,315	—	5,854,315
Peru	5,653,326	—	—	5,653,326
South Africa	—	8,881,340	—	8,881,340
South Korea	—	18,452,456	—	18,452,456
Spain	—	15,062,003	—	15,062,003
Sweden	—	6,871,714	—	6,871,714
Switzerland	7,863,933	21,404,634	—	29,268,567
Taiwan	5,942,953	4,374,850	—	10,317,803
United Kingdom	26,758,979	65,268,012	$5,334,692	97,361,683
United States	513,424,634	31,831,765	4,641,340	549,897,739

8	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Investment Companies	$4,931,097	—	—	$4,931,097
Preferred Stocks	—	—	$17,175,235	17,175,235
Warrants	—	225,422	—	225,422
Short-Term Securities	15,028,394	1,910,052	—	16,938,446

Total	$658,061,314	$402,737,756	$27,151,267	$1,087,950,337

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,033,542)	$(8,988,792)	—	$(12,022,334)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$205,331	—	—	$205,331
Liabilities:
Collateral on securities loaned at value	—	$(1,910,052)	—	(1,910,052)

Total	$205,331	$(1,910,052)	—	$(1,704,721)

During the period ended March 31, 2015, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2014	$10,140,910	$14,907,869	$25,048,779
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	(164,878)	2,267,366	2,102,488
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of March 31, 2015	$9,976,032	$17,175,235	$27,151,267

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015	$(164,878)	$2,267,366	$2,102,488

MARCH 31, 2015	9

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of March 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $4,641,340.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$5,334,692	Market Comparable Companies	Price to Tangible Book Value Multiple[1]	1.8x
Preferred Stocks[2]	12,944,717	Probability-Weighted Expected Return Model	Years to IPO[3]	0.75-2.90
			IPO Exit Probability[1]	90.00%-95.00%
			Discount Rate[1]	21.30%-22.31%
			Margin[1]	20.00%
			Revenue Multiple[1]	10.0x-16.0x
	4,230,518	Probability-Weighted Expected Return Model	Years to IPO[3]	1.2-3.2
			IPO Exit Probability[1]	75.00%
			Discount Rate[1]	25.00%
			Revenue Multiple[1]	0.84x-1.87x
Total	$22,509,927

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]

For the period ended March 31, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investments were previously valued utilizing a market comparable company and option pricing model approach. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments which leverages the most recent equity raise pre-money valuation and or secondary market transactions.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

10	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: May 22, 2015